Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	December 31,
	2022	2023
Employee benefits liabilities	387	1,474

Schedule of Shareholder and Other Related Parties Benefits	Shareholders and other related parties’ benefits
	Year ended on December 31,
	2021	2022	2023
Salaries and related expenses- related parties employed by the Group (*)	13,629	10,185	11,818
Number of related parties	7	8	8
Compensation for directors not employed by the Group	3,951	374	408
Number of directors	8	7	8
(*)	The figures include share-based payment expenses of $6,692 (2022: $7,333, 2021: $10,925)